UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221

                                                     ---------

                             Skyhawk Funds Trust
                             -------------------
               (Exact name of registrant as specified in charter)

                              6305 Humphreys Blvd.
                                   Suite 104
			       Memphis, TN 38120
                              --------------------
              (Address of principal executive offices) (Zip code)


                                Eric F. Crigler
                        Skyhawk Capital Management, LLC
                              6305 Humphreys Blvd.
                                   Suite 104
			       Memphis, TN 38120
                               -----------------
                    (Name and address of agent for service)

                                 (901) 202-5030
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2006
                          -------------



Item 1. Schedule of Investments.

                                     SKYHAWK SMALL CAP FUND
                                     SCHEDULE OF INVESTMENTS
                                         December 31, 2006
                                           (Unaudited)



Shares or Principal Amount                                            Value
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS-93.3% (A)
COMMON STOCKS-91.4% (A)

        Aerospace & Defense-2.2%
         40    Armor Holdings, Inc.*                                  $2,194


        Air Freight & Logistics-1.8%
         59    Pacer International, Inc.                               1,756


        Biotechnology-1.9%
         64    Omrix Biopharmaceuticals, Inc.*                         1,937


        Capital Markets-2.1%
         45    Lazard Ltd.                                             2,130


        Communications Equipment-3.7%
         52    Avocent Corp.*                                          1,760

         65    ViaSat, Inc.*                                           1,938

                                                           -----------------
        Total Communications Equipment                                 3,698


        Consumer Finance-2.1%
         47    Advanta Corp. Cl B                                      2,051
                 (Non-voting shares)


        Diversified Consumer Services-4.4%
         59    Jackson Hewitt Tax Service Inc.                         2,004

         52    Steiner Leisure Ltd.*                                   2,366

                                                           -----------------
        Total Diversified Consumer Services                            4,370


        Diversified Telecommunication Services-4.2%
        429    Cincinnati Bell Inc.*                                   1,961

         47    Golden Telecom, Inc.                                    2,201

                                                           -----------------
        Total Diversified Telecommunication Services                   4,162


        Electric Utilities-1.7%
         47    Unisource Energy Corp.                                  1,717


        Electrical Equipment-8.5%
         33    Genlyte Group Inc.*                                     2,578

         89    Global Imaging Systems, Inc.*                           1,953

         69    II-VI Inc.*                                             1,928

         39    Regal-Beloit Corp.                                      2,048

                                                           -----------------
        Total Electrical Equipment                                     8,507


        Energy Equipment & Services-1.7%
        240    Grey Wolf, Inc.*                                        1,646


        Food & Staples Retailing-3.0%
         24    The Andersons, Inc.                                     1,017

         92    Spartan Stores, Inc.                                    1,926

                                                           -----------------
        Total Food & Staples Retailing                                 2,943


        Health Care Equipment & Supplies-11.2%
         72    Greatbatch, Inc.*                                       1,938

        103    Immucor, Inc.*                                          3,011

         44    Integra LifeSciences Holdings*                          1,874

         39    Orthofix International N.V.*                            1,950

         48    Palomar Medical Technologies, Inc.*                     2,432

                                                           -----------------
        Total Health Care Equipment & Supplies                        11,205


        Hotels, Restaurants & Leisure-2.4%
         85    Domino's Pizza, Inc.                                    2,380


        Insurance-2.0%
         51    American Physicians Capital, Inc.*                      2,042


        IT Services-1.8%
        123    MPS Group, Inc.*                                        1,744


        Machinery-1.6%
         31    Flowserve Corp.*                                        1,565


        Metals & Mining-2.7%
        105    Commercial Metals Co.                                   2,709


        Multiline Retail-2.8%
         81    The Bon-Ton Stores, Inc.                                2,807


        Oil, Gas & Consumable Fuels-4.6%
         52    Holly Corp.                                             2,673

         51    St. Mary Land & Exploration Co.                         1,879

                                                           -----------------
        Total Oil, Gas & Consumable Fuels                              4,552


        Paper & Forest Products-1.0%
         81    Buckeye Technologies Inc.*                                970


        Semiconductor & Semiconductor Equipment-2.0%
        110    Actel Corp.*                                            1,998


        Software-5.8%
         74    JDA Software Group, Inc.*                               1,019

        110    Mentor Graphics Corp.*                                  1,983

         16    MicroStrategy Inc.*                                     1,824

         30    Transaction Systems Architects, Inc.*                     977

                                                           -----------------
        Total Software                                                 5,803


        Specialty Retail-7.0%
         91    Charlotte Russe Holding Inc.*                           2,798

         72    Rent-A-Center, Inc.*                                    2,125

         57    Select Comfort Corp.*                                     991

         35    Stage Stores, Inc.                                      1,064

                                                           -----------------
        Total Specialty Retail                                         6,978


        Textiles, Apparel & Luxury Goods-1.8%
        100    Maidenform Brands, Inc.*                                1,812


        Thrifts & Mortgage Finance-7.4%
         63    Corus Bankshares, Inc.                                  1,453

         29    Downey Financial Corp.                                  2,105

         30    FirstFed Financial Corp.*                               2,009

         56    TierOne Corp.                                           1,770

                                                           -----------------
        Total Thrifts & Mortgage Finance                               7,337


                                                           -----------------
        Total common stocks
        (Cost $91,363) 						      91,013

REITS-1.9% (A)
         70    LTC Properties, Inc.                                    1,912
                                                           -----------------
         Total reits
         (Cost $1,917) 						       1,912
                                                           -----------------
         Total long-term investments
         (Cost $93,280) 					      92,925
                                                           -----------------
         Total investments-93.3%
         (Cost $93,280)                                               92,925

         Cash and receivables, less
           liabilities-6.7% (A)                                        6,720
                                                           -----------------
         TOTAL NET ASSETS-100.0%                                     $99,645
                                                           =================
          *  Non-income producing security.

          (A) Percentages for the various classifications relate to net assets.

	   N.V.-Netherlands Antilles Limited Liability Corporation


As of December 31, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes.
The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation		  $22

Aggregate gross unrealized depreciation		  377
    					        ------
Net unrealized depreciation	                 $355
		                                ======


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Skyhawk Funds Trust
                   -------------------

     By (Signature and Title)  /S/ Eric F. Crigler
                               ---------------------------
                                Eric F. Crigler, President

     Date    3/01/2007
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /S/ Eric F. Crigler
                                   ---------------------------
                                    Eric F. Crigler, President

     Date   3/01/2007
           --------------

     By (Signature and Title)      /S/ Eric F. Crigler
                                   ------------------------
 				    Eric F. Crigler, Treasurer

     Date   3/01/2007
           --------------